                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06052

Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

           PRINCIPAL
           AMOUNT IN                                                                           COUPON    MATURITY
           THOUSANDS                                                                            RATE       DATE            VALUE
           ---------                                                                            ----       ----            -----


                     TAX-EXEMPT MUNICIPAL BONDS  (98.8%)
                     General Obligation  (1.5%)
             $500    Bolingbrook, Illinois, Sales Tax Revenue                                   0.00%    01/01/24          $446,685
              750    Bucks County, Pennsylvania, Industrial Development Authority               6.25     01/01/35           776,700
              ---                                                                                                           -------
            1,250                                                                                                         1,223,385
            -----                                                                                                         ---------

                     Educational Facilities Revenue  (8.3%)
            1,000    Pima County Industrial Development Authority, Arizona,                    6.125     12/15/34         1,022,780
                        Noah Webster Basic School Ser 2004 A
              600    ABAG Finance Authority for Nonprofit Corporations, California,             7.50     05/01/11           618,240
                        National Center for International Schools COPs
            1,200    San Diego County, California, The Burnham Institute COPs                   6.25     09/01/29         1,264,788
              500    Bellalago Educational Facilities Benefits District, Florida, Bellalago     5.80     05/01/34           515,985
                        Charter School 2004 Ser B
              500    Illinois Finance Authority, Fullerton Village Student Housing             5.125     06/01/35           505,085
                            Ser 2004 A
            1,500    Upland, Indiana, Taylor University Ser 2002                                6.25     09/01/28         1,649,595
              420    Maryland Industrial Development Financing Authority, Our Lady of           5.50     05/01/20           430,912
                        Good Counsel High School Ser 2005 A
            1,000    Chattanooga Health Educational & Housing Facilities Board,                 5.00     10/01/25           983,290
            -----       Tennessee, Student Housing Refg Ser 2005 A                                                          -------
            6,720                                                                                                         6,990,675
            -----                                                                                                         ---------

                     Hospital Revenue  (15.8%)
            1,000    Colbert County - Northwest Health Care Authority, Alabama,                 5.75     06/01/27         1,031,220
                        Helen Keller Hospital Ser 2003
            1,000    Arizona Health Facilities Authority, John C Lincoln Health Ser 2002       6.375     12/01/37         1,166,040
            1,500    Hawaii Department of Budget & Finance, Wilcox Memorial Hospital            5.50     07/01/28         1,510,980
                             Ser 1998
              500    Indiana Health Facility Financing Authority, Riverview Hospital           6.125     08/01/31           537,150
                             Ser 2002
            1,000    Nevada, Missouri, Nevada Regional Medical Center Ser 2001                  6.75     10/01/31         1,061,540
            1,000    Henderson, Nevada, Catholic Health West Ser 1998 A                        5.125     07/01/28         1,016,460
            1,000    New Hampshire Higher Educational & Health Facilities Authority,            6.00     05/01/28         1,024,380
                        Littleton Hospital Association Ser 1998 A
            1,000    New Jersey Health Care Facilities Financing Authority, Raritan Bay         7.25     07/01/27         1,026,800
                        Medical Center Ser 1994
            1,000    Oklahoma Development Finance Authority, Comanche County                    6.60     07/01/31         1,111,070
                        Hospital 2000 Ser B
            1,000    South Carolina Jobs  Economic Development Authority, Palmetto             6.875     08/01/27         1,158,470
                        Health Refg & Impr Ser 2003 C
              500    Knox County Health, Educational & Housing Facility Board,                  6.50     04/15/31           532,670
                        Tennessee, Baptist Health of East Tennessee Ser 2002
              500    Decatur Hospital Authority, Texas, Wise Regional Health Ser 2004 A        7.125     09/01/34           542,245
            1,500    Teton County Hospital District, Wyoming, St John's Medical Center          6.75     12/01/27         1,561,920
            -----            Ser 2002                                                                                     ---------
           12,500                                                                                                        13,280,945
           ------                                                                                                        ----------

                     Industrial Development/Pollution Control Revenue  (13.4%)
            1,105    Metropolitan Washington Airports Authority, District of Columbia &       10.125     09/01/11         1,106,536
                        Virginia, CaterAir International Corp Ser 1991 (AMT) +
              200    Hawaii Department of Budget & Finance, Hawaiian Electric Co                6.20     05/01/26           203,764
                        Ser 1996 A (AMT) (MBIA)
              600    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C (a)                 6.30     05/01/16           105,192
            1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                           6.00     06/01/27         1,015,630
            1,235    Maryland Industrial Development Financing Authority, Medical Waste         8.75     11/15/10           887,520
                        Associates LP 1989 Ser (AMT)
            1,000    New Jersey Economic Development Authority, Continental Airlines           6.625     09/15/12           990,560
                        Inc Ser 1999 (AMT)
                     New York City Industrial Development Agency, New York,
            1,000       American Airlines Inc Ser 2005 (AMT)                                    7.75     08/01/31         1,035,710
            1,000       IAC/Interactive Corp Ser 2005                                           5.00     09/01/35           991,070
            1,000       7 World Trade Center LLC Ser 2005 A                                     6.50     03/01/35         1,035,250
              500    New York Counties Tobacco Trust IV, New York, Ser 2005 A                   5.00     06/01/45           470,960
            1,000    Beaver County Industrial Development Authority, Pennsylvania,              7.75     05/01/20         1,021,950
                        Toledo Edison Co Collateralized Ser 1995 B

              725   Carbon County Industrial Development Authority, Pennsylvania,               6.65     05/01/10           778,817
                        Panther Creek Partners Refg 2000 Ser (AMT)
              500    Pennsylvania Economic Development Financing Authority, Reliant             6.75     12/01/36           534,085
                        Energy Inc Ser 2001 A (AMT)
              375    Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988        7.50     09/01/08           371,224
              700    Pittsylvania County Industrial Development Authority, Virginia,            7.45     01/01/09           716,226
              ---       Multi-Trade Pittsylvania County Ser 1994 A (AMT)                                                    -------
           11,940                                                                                                        11,264,494
           ------                                                                                                        ----------

                     Mortgage Revenue - Multi-Family  (3.5%)
                     Alexandria Redevelopment & Housing Authority, Virginia,
            1,760       Courthouse Commons Apts Ser 1990 A (AMT)                               10.00     01/01/21         1,609,960
            8,791       Courthouse Commons Apts Ser 1990 B (AMT)                                0.00     01/01/21         1,030,007
              290    Washington Housing Finance Commission, FNMA Collateralized                 7.50     07/01/23           290,548
              ---         Refg Ser 1990 A                                                                                   -------
           10,841                                                                                                         2,930,515
           ------                                                                                                         ---------

                     Mortgage Revenue - Single Family  (0.8%)
               45    Maricopa County Industrial Development Authority, Arizona,                 6.25     12/01/30            45,399
                        Ser 2000-1C (AMT)
              230    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT)                     7.25     10/01/31           240,260
              415    Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1 (AMT)                 6.45     09/01/29           428,438
              ---                                                                                                           -------
              690                                                                                                           714,097
              ---                                                                                                           -------

                     Nursing & Health Related Facilities Revenue  (11.1%)
            2,000    Orange County Health Facilities Authority, Florida, Westminister           6.75     04/01/34         2,072,560
                        Community Care Services Inc Ser 1999
            1,000    Pinellas County Health Facilities Authority, Florida, Oaks of              6.25     06/01/34         1,061,070
                        Clearwater Ser 2004
              960    Iowa Health Facilities Development Financing Authority, Care               9.25     07/01/25         1,155,417
                        Initiatives Ser 1996
            1,200    Westside Habilitation Center, Louisiana, Intermediate Care Facility
                        for the Mentally Retarded Refg Ser 1993                                8.375     10/01/13         1,212,000
                     Massachusetts Development Finance Agency,
              500       Evergreen Center Ser 2005                                               5.50     01/01/35           503,950
            1,455       Kennedy-Donovan Center Inc 1990 Issue                                   7.50     06/01/10         1,507,744
              745    New Jersey Health Care Facilities Financing Authority, Spectrum for        6.50     02/01/22           746,557
                        Living - FHA Insured Mortgage Refg Ser B
            1,000    Mount Vernon Industrial Development Agency, New York,                      6.20     06/01/29         1,024,980
            -----       Meadowview at the Wartburg Ser 1999                                                               ---------
            8,860                                                                                                         9,284,278
            -----                                                                                                         ---------

                     Public Facilities Revenue  (1.2%)
            1,000    Kansas City Industrial Development Authority, Missouri, Plaza              5.90     03/01/24         1,002,860
            -----        Library Ser 2004                                                                                 ---------

                     Recreational Facilities Revenue  (12.7%)
            1,000    Sacramento Financing Authority, California, Convention Center Hotel        6.25     01/01/30         1,048,230
                            1999 Ser A
            1,300    San Diego County, California, San Diego Natural History Museum             5.60     02/01/18         1,248,767
                        COPs
              500    Mashantucket (Western) Pequot Tribe, Connecticut, Special                  6.40     09/01/11           517,985
                          1996 Ser A (b)
            1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001           6.25     01/01/31         1,610,310
            1,000    Overland Park Development Corporation, Kansas, Convention Center          7.375     01/01/32         1,086,740
                         Hotel Ser 2000 A
            3,000    St Louis Industrial Development Authority, Missouri, Kiel Center           7.75     12/01/13         3,045,300
                        Refg Ser 1992 (AMT)
            1,000    Philadelphia Industrial Development Authority, Pennsylvania,
                        The Franklin Institute Ser 1998                                         5.20     06/15/26         1,005,700
            1,000    Austin Convention Enterprises Inc, Texas, Convention Center Hotel          6.70     01/01/32         1,059,250
            -----           Ser 2000 A                                                                                    ---------
           10,300                                                                                                        10,622,282
           ------                                                                                                        ----------

                     Retirement & Life Care Facilities Revenue  (21.0%)
            1,100    Orange County Health Facilities Authority, Florida, Orlando Lutheran      5.375     07/01/20         1,102,838
                        Towers Inc Ser 2005
            2,000    St Johns County Industrial Development Authority, Florida, Glenmoor        8.00     01/01/30         2,155,740
                            Ser 1999 A
            1,000    Illinois Finance Authority, Friendship Village of Schaumburg,             5.625     02/15/37           993,530
                            Ser 2005 A
              750    Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1       6.90     11/15/33           816,697

            1,425    Massachusetts Development Finance Agency, Loomis Communities              5.625     07/01/15         1,443,468
                            Ser 1999 A
            1,000    Kansas City Industrial Development Authority, Missouri, Bishop             6.25     01/01/24         1,046,190
                        Spencer 2004 Ser I
                     New Jersey Economic Development Authority,
            1,000       Cedar Crest Village Inc Ser 2001 A                                      7.25     11/15/31         1,086,580
            1,000       Franciscan Oaks Ser 1997                                                5.70     10/01/17         1,018,000
            1,000       Franciscan Oaks Ser 1997                                                5.75     10/01/23         1,014,180
              500       Lions Gate Ser 2005 A                                                  5.875     01/01/37           512,745
              500    Montgomery County Industry Development Authority, Pennsylvania,            6.25     02/01/35           525,045
                        Whitemarsh Community Ser 2005
              750    Shelby County Health, Educational & Housing Facilities Board,              7.25     12/01/34           770,715
                        Tennessee, Village at Germantown Ser 2003 A
            1,000    Bexar County Health Facilities Development Corporation, Texas,             6.30     07/01/32         1,073,430
                        Army Retirement Residence Ser 2002
            1,000    Lubbock, Texas, Health Facilities Development Revenue,                     6.50     07/01/26           993,290
            2,580    Chesterfield County Industrial Development Authority, Virginia,            6.50     01/01/28         2,503,250
                        Brandermill Woods Ser 1998
              500    Peninsula Ports Authority of Virginia, Virginia Baptist Homes Ser 2003 A  7.375     12/01/32           557,840
              ---                                                                                                           -------
           17,105                                                                                                        17,613,538
           ------                                                                                                        ----------

                     Tax Allocation Revenue  (8.3%)
            1,000    San Marcos Community Facilities District No 2002-01, California,           5.90     09/01/28         1,051,300
                        University Commons Ser 2004
              700    Santa Ana Unified School District, California  Communities Facilities      5.05     09/01/30           691,873
                        District, No 2004-1 Ser 2005
                     Elk Valley Public Improvement Corporation, Colorado,
              500       Ser 2001 A                                                              7.30     09/01/22           535,735
              500       Ser 2001 A                                                              7.35     09/01/31           531,720
            1,000    Midtown Miami Community Development District, Florida, Parking             6.25     05/01/37         1,065,690
                        Garage Ser 2004 A
              500    Chicago, Illinois, Lake Shore East Ser 2002                                6.75     12/01/32           543,405
              500    Prince George's County, Maryland, National Harbor Ser 2004                 5.20     07/01/34           500,555
            1,000    Des Peres, Missouri, West County Center Ser 2002                           5.75     04/15/20         1,026,680
              500    Clark County Special Improvement District 142, Nevada,                    6.375     08/01/23           515,870
                        Mountains Edge Ser 2003
              500    Allegheny County Redevelopment Authority, Pennsylvania,                    5.60     07/01/23           522,825
              ---       Pittsburgh Mills Ser 2004                                                                           -------
            6,700                                                                                                         6,985,653
            -----                                                                                                         ---------

                     Transportation Facilities Revenue  (1.2%)
            1,000    Nevada Department of Business & Industry, Las Vegas Monorail              7.375     01/01/40         1,048,570
            -----       2nd Tier Ser 2000                                                                                 ---------
           88,906    TOTAL TAX-EXEMPT MUNICIPAL BONDS  (Cost $80,916,532)                                                82,961,292
           ------                                                                                                        ----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.7%)
              575    Illinois Financing Authority, Ser 2005 B (Demand 01/03/06)
              ---    (Cost $575,000)                                                            3.77*    05/15/35           575,000
                                                                                                                            -------

          $89,481    TOTAL INVESTMENTS (Cost $81,491,532) (c)                                              99.5%         83,536,292
          =======

                     OTHER ASSETS IN EXCESS OF LIABILITIES                                                  0.5             378,434
                                                                                                            ---             -------

                     NET ASSETS                                                                           100.0%        $83,914,726
                                                                                                          ======        ===========


----------
      AMT   Alternative Minimum Tax.

      COPs  Certificates of Participation.

      *     Current coupon of variable rate demand obligation.

      +     Joint exemption in locations shown.

      (a)   Bond in default; issuer in bankruptcy.

      (b)   Resale is restricted to qualified institutional investors.

      (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

            The aggregate gross unrealized appreciation is $4,169,475 and the aggregate gross unrealized depreciation is $2,048,404, resulting in net unrealized appreciation of $2,121,071.

    Bond Insurance:

      MBIA  Municipal Bond Investors Assurance Corporation.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS

Alabama                                                           1.2%
Arizona                                                           2.7
California                                                        7.1
Colorado                                                          1.6
Connecticut                                                       2.5
Dist of Columbia                                                  1.3
Florida                                                           9.5
Hawaii                                                            2.0
Illinois                                                          5.3
Indiana                                                           2.6
Iowa                                                              2.6
Kansas                                                            1.3
Louisiana                                                         1.4
Maryland                                                          2.2
Massachusetts                                                     4.1
Missouri                                                          8.6
Nevada                                                            3.1
New Hampshire                                                     1.2
New Jersey                                                        7.6
New York                                                          5.4
Oklahoma                                                          1.3
Pennsylvania                                                      6.1
South Carolina                                                    1.8
Tennessee                                                         2.7
Texas                                                             4.4
Virginia                                                          9.0
Washington                                                        0.3
Wyoming                                                           1.9
Joint exemptions*                                                (1.3)
                                                                 -----
Total                                                            99.5%
                                                                 =====


----------
* Joint exemptions have been included in each geographic location.

ITEM  2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM  3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006



                                       3